Leases - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Reduction to right-of-use assets	R$ 2,045
Additions to right-of-use assets		R$ 15,838
Cash outflow for leases	R$ 25,830	R$ 24,440	R$ 21,790
Bottom of range [member]
Statements [Line Items]
Lease Term	5 years
Top of range [member]
Statements [Line Items]
Lease Term	10 years